Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets
Other current assets are detailed below:

	December 31, 2025	December 31, 2024
Public funding receivables	678	391
Taxes and other government receivables	326	254
Advances and deferred charges	207	210
Loans and deposits	26	14
Interest receivable	35	29
Derivative instruments	76	10
Other current assets	120	99
Total	1,468	1,007